Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Schedule of reconciliation of share of profit (loss) of subsidiaries, joint ventures and associates

The table below presents the amount reconciliation of share of profit (loss) of subsidiaries, joint ventures and associates:

	Note	2021	2020	2019
			Re-presented (i)	Re-presented (i)
Joint ventures	13.b	(18,068)	(45,812)	(14,463)
Associates	13.c	434	1,781	1,754
		(17,634)	(44,031)	(12,709)

(i) See Note 3.c.3.

Summary of Balances and Changes in Joint Ventures

Balances and changes in joint ventures are as follows:

	União Vopak	RPR	ConectCar	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III	Total
Balance as of December 31, 2018	7,446	20,118	74,390	-	-	-	-	-	101,954
Capital increase	-	-	35,000	10,351	23,581	1,930	4,183	4,079	79,124
Other reserves	-	(7,771)	-	-	-	-	-	-	(7,771)
Dividends	(1,474)	(4,295)	-	-	-	-	-	-	(5,769)
Share of profit (loss) of joint ventures	1,370	10,740	(26,572)	-	-	-	-	-	(14,462)
Balance as of December 31, 2019	7,342	18,792	82,818	10,351	23,581	1,930	4,183	4,079	153,076
Capital increase	-	-	20,000	-	-	303	3,894	5,006	29,203
Capital decrease (i)	-	-	-	-	(363)	-	-	-	(363)
Other reserves	-	1,065	-	-	-	-	-	-	1,065
Proposed dividends	-	(165)	-	-	-	-	-	-	(165)
Share of profit (loss) of joint ventures	392	(21,788)	(21,638)	-	(1,594)	(1,409)	(401)	626	(45,812)
Transfer to provision for liabilities	-	2,096	-	-	-	-	-	-	2,096
Balance as of December 31, 2020	7,734	-	81,180	10,351	21,624	824	7,676	9,711	139,100
Capital increase	-	-	15,000	5,001	3,697	-	6,399	600	30,697
Capital decrease (i)	-	-	-	(5,001)	-	-	-	-	(5,001)
Other reserves	-	99	-	-	-	-	-	-	99
Actuarial gain of post-employment benefits	-	5,723	-	-	-	-	-	-	5,723
Shareholder transaction – changes of investments	-	-	-	(966)	-	-	-	-	(966)
Share of profit (loss) of joint ventures	602	822	(18,081)	593	(3,032)	1,592	(819)	255	(18,068)
Disposition of investment (see Note	-	-	(78,099)	-	-	-	-	-	(78,099)
Transfer from provision for liabilities	-	(2,096)	-	-	-	-	-	-	(2,096)
Balance as of December 31, 2021	8,336	4,548	-	9,978	22,289	2,416	13,256	10,566	71,389

(i) Refers to reimbursement of expenses that preceded the port area auctions and that were apportioned among the other members of the consortium.

Summary of provision for short-term liabilities
Provision to (from) short-term liabilities
RPR
Balance as of December 31, 2019	-
Transfer to provision for liabilities	2,096
Balance as of December 31, 2020	2,096
Transfer from provision for liabilities	(2,096)
Balance as of December 31, 2021	-

Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures

The table below presents the statements of financial position and statements of profit or loss of joint ventures:

	12/31/2021
	União Vopak	RPR	ConectCar (i)	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	10,068	273,029	171,894	18,798	5,393	52,022	36,958	17,458
Non-current assets	9,696	179,652	177,217	50,215	167,170	18,346	17,279	49,439
Current liabilities	2,824	354,001	174,030	9,151	256	46,615	1,418	13,960
Non-current liabilities	268	84,980	18,883	39,906	105,440	16,504	13,052	21,239
Equity	16,672	13,700	156,198	19,956	66,867	7,249	39,767	31,698
Net revenue from sales and services	17,660	2,092,786	60,436	5,895	-	11,625	2,016	7,561
Costs, operating expenses and income	(16,144)	(2,105,544)	(97,095)	(2,591)	(1,579)	(3,260)	(3,980)	(5,030)
Net finance income and income and social contribution taxes	(312)	15,235	497	(2,118)	(7,517)	(3,589)	(494)	(1,765)
Net income (loss)	1,204	2,477	(36,162)	1,186	(9,096)	4,776	(2,458)	766
Number of shares or units held	29,995	5,078,888	263,768,000	4,383,881	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	50	33	33	33	33

The percentages in the table above are rounded.

(i) The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021, for further details see note 13.a.1.

	12/31/2020
	União Vopak	RPR	ConectCar	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	8,510	291,720	161,371	24,691	972	18,531	21,513
Non-current assets	9,796	171,270	169,843	166,389	6,021	18,005	30,503
Current liabilities	2,698	363,388	168,854	8	4	5	6
Non-current liabilities	140	105,912	-	126,201	4,516	13,504	22,877
Equity	15,468	(6,310)	162,360	64,871	2,473	23,027	29,133
Net revenue from sales and services	15,666	1,455,668	91,096	-	-	-	-
Costs, operating expenses and income	(14,408)	(1,531,652)	(134,961)	(3,480)	(4,225)	(1,203)	1,878
Net finance income and income and social contribution taxes	(474)	10,361	589	(1,301)	-	-	-
Net income (loss)	784	(65,623)	(43,276)	(4,781)	(4,226)	(1,203)	1,878
Number of shares or units held	29,995	5,078,888	248,768,000	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	33	33	33	33

	12/31/2019
	União Vopak	RPR	ConectCar
Net revenue from sales and services	15,400	2,156,432	80,387
Costs, operating expenses and income	(12,083)	(2,130,323)	(136,764)
Net finance income and income and social contribution taxes	(577)	6,237	3,234
Net income (loss)	2,740	32,346	(53,143)
Number of shares or units held	29,995	5,078,888	228,768,000
% of capital held	50	33	50

 The percentages in the table above are rounded.

Summary of Balances and Changes in Associates

Balances and changes in associates are as follows:

	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total
Balance as of December 31, 2018	4,689	15,366	3,590	228	465	24,338
Dividends	(818)	-	-	-	(87)	(905)
Share of profit (loss) of associates	1,790	-	(36)	(90)	85	2,317
Share of profit (loss) of associates - discontinued operations	-	568	-	-	-	-
Balance as of December 31, 2019	5,661	15,934	3,554	138	463	25,750
Dividends	(2,357)	-	-	-	-	(2,357)
Share of profit (loss) of associates	1,846	-	(12)	(91)	38	1,781
Share of profit (loss) of associates - discontinued operations	-	414	-	-	-	414
Balance as of December 31, 2020	5,150	16,348	3,542	47	501	25,588
Capital decrease	(1,500)	-	-	-	-	(1,500)
Dividends	(998)	-	-	-	-	(998)
Share of profit (loss) of associates	552	-	(14)	(100)	(4)	434
Share of profit (loss) of associates - discontinued operations	-	48	-	-	-	48
Reclassification to assets held for sale	-	(16,396)	-	-	-	(16,396)
Balance as of December 31, 2021	3,204	-	3,528	(53)	497	7,176

Summary of Amounts of Balance Sheets and Income Statements of Associates

The table below presents the statements of financial position and statements of profit or loss of associates:

	12/31/2021
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	7,685	90,156	14	47	568
Non-current assets	11,611	70,496	10,151	126	1,804
Current liabilities	5,875	44,408	-	28	158
Non-current liabilities	601	7,562	3,109	303	724
Equity	12,820	108,682	7,056	(158)	1,490
Net revenue from sales and services	15,126	69,611	-	-	-
Costs, operating expenses and income	(12,691)	(68,390)	(28)	(239)	18
Net finance income and income and social contribution taxes	(226)	(904)	-	(61)	(31)
Net income (loss)	2,209	317	(28)	(300)	(13)
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2020
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	10,570	65,136	47	58	352
Non-current assets	12,822	77,339	10,146	414	2,196
Current liabilities	2,189	26,116	-	28	154
Non-current liabilities	602	7,994	3,109	302	890
Equity	20,601	108,365	7,084	142	1,504
Net revenue from sales and services	14,295	58,677	-	-	-
Costs, operating expenses and income	(6,475)	(54,163)	(24)	(212)	396
Net finance income and income and social contribution taxes	(437)	(1,770)	-	(60)	(39)
Net income (loss)	7,383	2,744	(24)	(272)	357
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2019
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	12,348	43,463	-	-	-
Costs, operating expenses and income	(4,815)	(36,791)	(84)	(213)	285
Net finance income and income and social contribution taxes	(157)	(2,483)	12	(57)	(29)
Net income (loss)	7,376	4,189	(72)	(270)	256
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33